Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
NVIT Multi-Manager Small Cap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary:NVIT Multi-Manager Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NVIT Multi-Manager Small Cap Value Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.06% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.06%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (primarily common stocks) issued by small-cap companies. The Fund uses a value style of investing, which means that it invests in small-cap companies that the Fund’s subadvisers believe may have good earnings growth potential, but which the market has undervalued. The Fund also invests in stocks that are not well recognized and stocks of special situation companies and turnarounds (companies that have experienced significant business problems but which a subadviser believes have favorable prospects for recovery). The Fund may invest in real estate securities, including real estate investment trusts (“REITs”), and may invest up to 20% of its total assets in equity securities of foreign companies. The Fund also may invest in initial public offerings (“IPOs”) of small companies to capitalize on the opportunity for growth although such IPOs may not be available for investment by the Fund and the impact of any such IPO would be uncertain. The Fund may invest in any economic sector and, at times, emphasize one or more particular industries or sectors. The Fund generally considers selling a security when its market capitalization exceeds the small-cap range, it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.The Fund consists of two portions managed by different subadvisers acting independently with respect to the assets of the Fund they manage. Nationwide Fund Advisors (“NFA”) is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”), selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA also determines the amount of Fund assets to allocate to each subadviser. NFA has chosen the Fund’s current subadvisers because they approach investing in small-cap securities in a different manner from each other. For example, as of the date of this Prospectus, one subadviser invests in small-cap value stocks using a multidimensional investment process that combines finance and behavioral theory and quantitative and statistical methods, while the other subadviser uses an actively managed bottom-up stock selection process for choosing securities across the small-cap equity market universe. In allocating assets between the subadvisers, NFA seeks to increase diversification among securities and investment styles in order to potentially increase the possibility for investment return and reduce risk and volatility.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock	The Fund cannot guarantee that it will achieve its investment objective.As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns– Class I Shares<br/>(Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter:32.16%–4Q 2020Lowest Quarter:-36.11%–1Q 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/>(For the Periods Ended December 31, 2023)
NVIT Multi-Manager Small Cap Value Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loss of money is a risk of investing in the Fund.
NVIT Multi-Manager Small Cap Value Fund | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
NVIT Multi-Manager Small Cap Value Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market risk – the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This occurs due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, and the fluctuation of other securities markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy.
NVIT Multi-Manager Small Cap Value Fund | Selection Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Selection risk – the risk that the securities selected by the Fund’s subadvisers will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
NVIT Multi-Manager Small Cap Value Fund | Smaller Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
NVIT Multi-Manager Small Cap Value Fund | Special Situation Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Special situation companies risk – these are companies that may be involved in acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company’s market value. If the anticipated benefits of the developments do not ultimately materialize, the value of the special situation company may decline.
NVIT Multi-Manager Small Cap Value Fund | Value Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually is appropriately priced. In addition, value stocks as a group sometimes are out of favor and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
NVIT Multi-Manager Small Cap Value Fund | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign securities risk – foreign securities often are more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
NVIT Multi-Manager Small Cap Value Fund | Initial Public Offering Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Initial public offering risk – availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like, which may adversely impact Fund performance. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.
NVIT Multi-Manager Small Cap Value Fund | REIT and Real Estate Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	REIT and real estate securities risk – involves the risks that are associated with investing in real estate, including (1) possible declines in the value of real estate; (2) adverse general and local economic conditions; (3) possible lack of availability of mortgage funds; (4) changes in interest rates; (5) unexpected vacancies of properties; (6) environmental problems; and (7) the relative lack of liquidity associated with investments in real estate. In addition, REITs are subject to other risks related specifically to their structure and focus: (a) dependency on management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; (h) the possibility of failing to qualify for special tax treatment; (i) duplicative fees; and (j) in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs whose underlying properties are concentrated in a particular industry or geographic region also are subject to risks affecting such industries and regions.
NVIT Multi-Manager Small Cap Value Fund | REITs [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	REITs – REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. REITs that invest in real estate mortgages are also subject to risk of default or prepayment risk.
NVIT Multi-Manager Small Cap Value Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
NVIT Multi-Manager Small Cap Value Fund | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector risk – investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it will be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.
NVIT Multi-Manager Small Cap Value Fund | Multi Manager Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Multi-manager risk – while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadviser(s). It is possible that the security selection process of one subadviser will not complement that of the other subadviser(s). As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
NVIT Multi-Manager Small Cap Value Fund | Quantitative Analysis Strategy Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Quantitative analysis strategy risk – the success of the Fund's investment strategy depends in part on the effectiveness of the subadviser's quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security's value. Additionally, a previously successful strategy may become outdated or inaccurate, possibly resulting in losses.
NVIT Multi-Manager Small Cap Value Fund | Model and Data Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Model and data risk – one of the Fund’s subadvisers relies heavily on quantitative models and information and data supplied or made available by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments and, to provide risk management insights.When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used by a subadviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models depends heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by a subadviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, “model prices” will often differ substantially from market prices.The Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result.The subadviser, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.
NVIT Multi-Manager Small Cap Value Fund | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	$ 108
3 Years	rr_ExpenseExampleYear03	346
5 Years	rr_ExpenseExampleYear05	602
10 Years	rr_ExpenseExampleYear10	$ 1,337
2014	rr_AnnualReturn2014	7.02%
2015	rr_AnnualReturn2015	(6.02%)
2016	rr_AnnualReturn2016	25.93%
2017	rr_AnnualReturn2017	9.06%
2018	rr_AnnualReturn2018	(16.95%)
2019	rr_AnnualReturn2019	19.00%
2020	rr_AnnualReturn2020	5.15%
2021	rr_AnnualReturn2021	32.04%
Annual Return 2022	rr_AnnualReturn2022	(12.91%)
Annual Return 2023	rr_AnnualReturn2023	17.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.11%)
1 Year	rr_AverageAnnualReturnYear01	17.45%
5 Years	rr_AverageAnnualReturnYear05	11.06%
10 Years	rr_AverageAnnualReturnYear10	6.84%
NVIT Multi-Manager Small Cap Value Fund | Class II Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	$ 133
3 Years	rr_ExpenseExampleYear03	424
5 Years	rr_ExpenseExampleYear05	736
10 Years	rr_ExpenseExampleYear10	$ 1,620
1 Year	rr_AverageAnnualReturnYear01	17.15%
5 Years	rr_AverageAnnualReturnYear05	10.77%
10 Years	rr_AverageAnnualReturnYear10	6.57%
NVIT Multi-Manager Small Cap Value Fund | Class IV Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	$ 108
3 Years	rr_ExpenseExampleYear03	346
5 Years	rr_ExpenseExampleYear05	602
10 Years	rr_ExpenseExampleYear10	$ 1,337
1 Year	rr_AverageAnnualReturnYear01	17.59%
5 Years	rr_AverageAnnualReturnYear05	11.07%
10 Years	rr_AverageAnnualReturnYear10	6.85%
NVIT Multi-Manager Small Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	10.00%
10 Years	rr_AverageAnnualReturnYear10	6.76%

[1]	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.91% until at least April 30, 2025. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.